Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 645,594	$ 1,550,098	$ 5,411,378
Money market funds	50,000	1,026,318	3,005,825
Total cash and cash equivalents	$ 695,594	$ 2,576,416	$ 8,417,203